Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Finance income.
Net foreign exchange gain arising from derivative instruments - unrealized	$ 30,640			$ 5,678
Net foreign exchange gain arising from financing - realized	4,461
Fair value gain on embedded options and interest rate caps	4,039	$ 2,874		10,864	$ 1,163
Interest income - bank deposits	3,853	5,079		7,834	11,577
Net foreign exchange gain arising from derivative instruments - realized	17	420			420
Total Finance income	$ 43,010	$ 8,373	[1]	$ 24,376	$ 13,160	[1]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).